Warrant liability (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Warrant Liability

	December 31,
	2022	2021
	£’000s	£’000s
At January 1	8,336	50,775
Issued during the year	—	—
Settled during the year	—	(2,400)
Fair value changes during the year	(7,805)	(40,039)

At December 31	531	8,336

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	December 31,
	2022	2021
Expected volatility (%)	95	75
Risk-free interest rate (%)	3.99	0.9
Expected life of warrants (years)	0.5	1.5
Market price of ADS ($)	0.75	1.60
Model used	Black-Scholes	Black-Scholes